SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 6) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment of intangible assets	$ 0	$ 0	$ 20,993,137
Impairment of fixed assets	0	0	$ 0
Financial assets measured at fair value	0	0
Financial liabilities measured at fair value	$ 0	$ 0